S000003461 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.82%	4.73%	5.20%
Sit International Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.56%	5.55%	5.33%
Sit International Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.73%	5.16%	4.87%
Sit International Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.92%	4.32%	4.18%

[1]	A broad-based securities market index that represents the overall international equity markets.